Property, Plant, and Equipment - (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 1,758.8
Property, plant, and equipment, gross		$ 1,784.5
Less accumulated depreciation	(713.6)
Less accumulated depreciation		(642.2)
Property, plant, and equipment, net	1,045.2
Property, plant, and equipment, net		1,142.3
Land
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	53.7
Property, plant, and equipment, gross		61.6
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	401.2
Property, plant, and equipment, gross		421.8
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,230.1
Property, plant, and equipment, gross		1,201.9
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 73.8
Property, plant, and equipment, gross		$ 99.2